Short-Term Borrowings (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Short-Term Borrowings [Line Items]
Repaid loans amount			$ 30,602,649	$ 15,780,809
Interest expenses	$ 396,136	$ 151,373	870,384	351,153
2024 Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Repaid loans amount				15,780,809
2025 Bank Credit Facility [Member]
Short-Term Borrowings [Line Items]
Working capital			25,640,403	22,755,361
Repaid borrowings				$ 30,602,649